Provisions for pensions and similar obligations (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Actual provision for pensions	R$ 2,728,126	R$ 3,929,265	R$ 4,960,620
Return on plan assets	1,198,815	4,826,845	6,301,111
Satander Previ Plan [Member]
IfrsStatementLineItems [Line Items]
Appropriate value by sponsor	69,142	69,142	R$ 110,325
S B P R E V Plan [Member]
IfrsStatementLineItems [Line Items]
Appropriate value by sponsor	R$ 17,880	R$ 14,054
Banesprev And Other Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	8.39%	6.80%	7.10%
Inflation rate	3.00%	3.30%	3.50%
Estimated long term inflation rate	3.52%	3.80%	4.00%
Cabesp And Other Obligation [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	8.44%	7.10%	7.20%